UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                              Form 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   300 Junior Achievement Drive
           Suite 301
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Frank K. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

      /s/ Frank K. Martin            Elkhart, IN          February 13, 2006
   --------------------------    ------------------     --------------------
           [Signature]             [City, State]               [Date]

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     24 items

Form 13F Information Table Value Total:     $365,627
                                            in thousands)

List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]    None

                                                        Form 13F Information Table


Name of Issuer           Title   CUSIP        Value    Shrs or   SH    Put/   Investment   Other      Sole     Shared    None
                         of                   (x$1000) par amt   PRN   Call   Discretion   Managers
                         Class
AMERICAN EXPRESS CO.     COM     025816109       919      17,850              Sole                       17,850
BERKSHIRE HATHAWAY - B   COM     084670207    29,607      10,086              Sole                        9,969             117
DOLLAR GENERAL           COM     256669102    62,132   3,258,098              Sole                    3,214,308          43,790
EMMIS COMM.CL A          COM     291525103    36,808   1,848,711              Sole                    1,823,202          25,509
FIFTH THIRD              COM     316773100    40,145   1,064,283              Sole                    1,040,238          24,045
GENERAL ELECTRIC         COM     369604103       470      13,400              Sole                       13,400
HNI CORP                 COM     404251100       214       3,900              Sole                        3,900
INTEL CORP.              COM     458140100       617      24,700              Sole                       24,700
JOHNSON & JOHNSON        COM     478160104       460       7,650              Sole                        7,650
LAMAR ADV.               COM     512815101    54,616   1,183,964              Sole                    1,169,614          14,350
MERCK & CO.              COM     589331107       318      10,000              Sole                       10,000
MERCURY GENERAL          COM     589400100    14,541     249,759              Sole                      248,427           1,332
MICROSOFT CORP.          COM     594918104       701      26,800              Sole                       26,800
MOHAWK INDUSTRIES, INC.  COM     608190104    29,230     336,049              Sole                      330,351           5,698
PEPSICO, INC.            COM     713448108       579       9,800              Sole                        9,800
SKYLINE CORPORATION      COM     830830105       397      10,900              Sole                       10,900
ST. JOSEPH CAPITAL
  CORPORATION            COM     790595102     2,100      69,000              Sole                       61,550           7,450
SYSCO CORP.              COM     871829107    26,109     840,865              Sole                      828,470          12,395
TJX COS., INC.           COM     872540109    17,600     757,620              Sole                      745,480          12,140
WAL MART STORES          COM     931142103    26,533     566,945              Sole                      558,125           8,820
WALGREEN CO.             COM     931422109    20,719     468,110              Sole                      460,945           7,165
WALT DISNEY              COM     254687106       254      10,600              Sole                       10,600
WELLS FARGO & CO         COM     949746101       289       4,600              Sole                        4,600
WYETH                    COM     983024100       272       5,900              Sole                        5,900